BORROWINGS - Narrative (Details) € in Millions, ¥ in Millions, $ in Millions									12 Months Ended
	Oct. 20, 2025 CNY (¥)	Aug. 04, 2025 CNY (¥)	Dec. 19, 2024 USD ($)	Dec. 19, 2024 EUR (€)	Nov. 29, 2024 USD ($)	Nov. 19, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Feb. 16, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Nov. 24, 2025	Aug. 21, 2025	Nov. 22, 2024	Sep. 02, 2024 CNY (¥)	Feb. 16, 2024 EUR (€)
INTEREST-BEARING LIABILITIES
Loss on debt extinguishment									$ 0.0	$ (31.8)	$ 0.0
Repayments of long-term borrowings from financial institutions			$ 728.0						0.0	3,058.2	$ 0.0
Revolving credit facility									0.0	0.0
Other borrowings									142.8	136.5
Amer Sports European Center AG
INTEREST-BEARING LIABILITIES
Revolving credit facility									120.0
Other borrowings									0.0	0.0
USD 800 million of 6.750% new senior secured notes
INTEREST-BEARING LIABILITIES
Fair value								$ 800.0
Interest rate								6.75%								6.75%
Old revolving credit facility
INTEREST-BEARING LIABILITIES
Loss on debt extinguishment										14.3
7-year USD 500 million term loan facility
INTEREST-BEARING LIABILITIES
Fair value								$ 500.0
Duration of the loans								7 years
7-year EUR 700 million term loan facility
INTEREST-BEARING LIABILITIES
Fair value | €																€ 700.0
Duration of the loans								7 years
USD 710 million 5-year revolving credit facility
INTEREST-BEARING LIABILITIES
Fair value								$ 710.0
Duration of the loans								5 years
New Senior Secured Credit Facilities
INTEREST-BEARING LIABILITIES
Repayments of long-term borrowings from financial institutions					$ 84.6		$ 65.0
Finance cost										2.3
USD Term Loan
INTEREST-BEARING LIABILITIES
Repayments of long-term borrowings from financial institutions			$ 349.1
EUR Term Loan
INTEREST-BEARING LIABILITIES
Repayments of long-term borrowings from financial institutions | €				€ 700.0
Senior Secured Credit Facilities And Term Loan
INTEREST-BEARING LIABILITIES
Loss on debt extinguishment										17.5
Losses on change in fair value of derivatives										11.0
China Merchants Bank Co Ltd Line Of Credit
INTEREST-BEARING LIABILITIES
Fair value | ¥	¥ 500	¥ 500				¥ 500									¥ 500
Duration of the loans	1 year	1 year				1 year
Other borrowings									$ 71.4	$ 68.5
Adjustment to interest rate basis	0.80%					0.50%
China Merchants Bank Co Ltd Line Of Credit | Maximum
INTEREST-BEARING LIABILITIES
Interest rate															3.00%
China Merchants Bank Co Ltd Line Of Credit | Minimum
INTEREST-BEARING LIABILITIES
Interest rate												2.20%	2.15%	2.40%
China Merchants Bank Co Ltd Bonds And Gurantees
INTEREST-BEARING LIABILITIES
Fair value | ¥		¥ 540
China Merchants Bank Co Ltd Synthetic Loan
INTEREST-BEARING LIABILITIES
Fair value | ¥		¥ 500